UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-01403)

Exact name of registrant as specified in charter:	Putnam Global Equity Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2016

Date of reporting period:	January 31, 2016

Item 1. Schedule of Investments:

Putnam Global Equity Fund

The fund's portfolio
1/31/16 (Unaudited)

COMMON STOCKS (98.6%)(a)
		Shares	Value

Aerospace and defense (2.7%)

L-3 Communications Holdings, Inc.		48,700	$5,690,108

Northrop Grumman Corp.		45,000	8,327,700

Raytheon Co.		51,700	6,630,008

			20,647,816
Airlines (1.2%)

American Airlines Group, Inc.		117,900	4,596,921

International Consolidated Airlines Group SA (Spain)		535,748	4,142,421

			8,739,342
Automobiles (2.7%)

Yamaha Motor Co., Ltd. (Japan)		1,043,700	20,861,746

			20,861,746
Banks (4.2%)

Bank of America Corp.		245,400	3,469,956

Bank of Ireland (Ireland)(NON)		25,105,504	8,320,153

ING Groep NV GDR (Netherlands)		309,967	3,578,017

Metro Bank PLC (acquired 1/15/14, cost $2,776,744) (Private) (United Kingdom)(F)(RES)(NON)		130,448	4,014,906

Natixis SA (France)		769,864	3,782,284

Permanent TSB Group Holdings PLC (Ireland)(NON)		1,396,933	5,927,930

Shinsei Bank, Ltd. (Japan)		1,942,000	3,025,260

			32,118,506
Beverages (2.0%)

Anheuser-Busch InBev SA/NV ADR (Belgium)		35,100	4,416,984

Molson Coors Brewing Co. Class B		35,306	3,194,487

SABMiller PLC (United Kingdom)		125,375	7,479,402

			15,090,873
Biotechnology (1.8%)

AMAG Pharmaceuticals, Inc.(NON)		66,500	1,523,515

Biogen, Inc.(NON)		20,200	5,515,812

Celgene Corp.(NON)		45,000	4,514,400

PTC Therapeutics, Inc.(NON)(S)		97,900	2,331,978

			13,885,705
Building products (2.3%)

Assa Abloy AB Class B (Sweden)		293,966	6,221,131

Fortune Brands Home & Security, Inc.		140,171	6,810,909

LIXIL Group Corp. (Japan)		205,500	4,329,329

			17,361,369
Capital markets (2.0%)

Charles Schwab Corp. (The)		135,800	3,466,974

E*Trade Financial Corp.(NON)		345,300	8,135,268

Morgan Stanley		129,200	3,343,696

			14,945,938
Chemicals (3.2%)

Axiall Corp.		121,029	2,170,050

E.I. du Pont de Nemours & Co.		96,600	5,096,616

Monsanto Co.		74,200	6,722,520

Sherwin-Williams Co. (The)		16,500	4,218,555

Symrise AG (Germany)		95,910	6,188,264

			24,396,005
Commercial services and supplies (1.1%)

dorma + kaba Holding AG Class B (Switzerland)		7,943	4,912,621

Regus PLC (United Kingdom)		825,772	3,494,179

			8,406,800
Containers and packaging (1.2%)

Sealed Air Corp.		161,200	6,533,436

Smurfit Kappa Group PLC (Ireland)		131,433	2,853,039

			9,386,475
Diversified consumer services (0.5%)

Service Corp. International/US		161,300	3,901,847

			3,901,847
Diversified financial services (0.5%)

Eurazeo SA (France)		64,458	3,958,749

			3,958,749
Diversified telecommunication services (3.2%)

Com Hem Holding AB (Sweden)		565,484	4,784,280

Koninklijke KPN NV (Netherlands)		1,583,711	6,139,905

Level 3 Communications, Inc.(NON)		79,400	3,875,514

Telecom Italia SpA RSP (Italy)		10,207,878	9,199,868

			23,999,567
Electric utilities (1.5%)

Exelon Corp.		390,400	11,544,128

			11,544,128
Energy equipment and services (0.8%)

Ezion Holdings, Ltd. (Singapore)(S)		6,138,440	2,246,330

Halliburton Co.		128,500	4,085,015

			6,331,345
Food products (6.1%)

Associated British Foods PLC (United Kingdom)		145,414	6,563,849

JM Smucker Co. (The)		89,800	11,523,136

Kerry Group PLC Class A (Ireland)		62,898	5,136,125

Kraft Heinz Co. (The)		48,000	3,746,880

Nestle SA (Switzerland)		80,079	5,898,333

Nomad Foods, Ltd. (United Kingdom)(NON)		342,049	2,992,929

Pinnacle Foods, Inc.		134,500	5,768,705

TreeHouse Foods, Inc.(NON)(S)		55,953	4,440,430

			46,070,387
Health-care equipment and supplies (1.3%)

C.R. Bard, Inc.		28,000	5,131,560

Cooper Cos., Inc. (The)		37,900	4,970,585

			10,102,145
Health-care providers and services (2.0%)

Capital Senior Living Corp.(NON)		210,153	3,852,104

Cardinal Health, Inc.		135,900	11,058,183

			14,910,287
Hotels, restaurants, and leisure (3.2%)

Chipotle Mexican Grill, Inc.(NON)		8,000	3,623,760

Compass Group PLC (United Kingdom)		390,919	6,738,746

Dalata Hotel Group PLC (Ireland)(NON)		1,122,987	6,001,173

Hilton Worldwide Holdings, Inc.		224,571	3,999,610

NH Hotel Group SA (Spain)(NON)		883,507	3,689,524

			24,052,813
Household durables (2.1%)

CalAtlantic Group, Inc.		91,547	2,974,362

PulteGroup, Inc.		437,600	7,334,176

Techtronic Industries Co., Ltd. (Hong Kong)		1,538,000	5,822,366

			16,130,904
Independent power and renewable electricity producers (4.1%)

8point3 Energy Partners LP		295,400	4,859,330

Calpine Corp.(NON)		905,100	13,857,081

NextEra Energy Partners LP		136,100	3,673,339

NRG Energy, Inc.		540,000	5,745,600

NRG Yield, Inc. Class C(S)		259,100	3,430,484

			31,565,834
Insurance (5.1%)

Admiral Group PLC (United Kingdom)		178,214	4,528,218

American International Group, Inc.		189,323	10,692,963

Assured Guaranty, Ltd.		257,400	6,120,972

Hartford Financial Services Group, Inc. (The)		243,700	9,791,866

Prudential PLC (United Kingdom)		227,660	4,474,950

St James's Place PLC (United Kingdom)		244,394	3,357,187

			38,966,156
Internet and catalog retail (1.2%)

Amazon.com, Inc.(NON)		15,200	8,922,400

FabFurnish GmbH (acquired 8/2/13, cost $17) (Private) (Brazil)(F)(RES)(NON)		13	11

Global Fashion Holding SA (acquired 8/2/13, cost $855,718) (Private) (Brazil)(F)(RES)(NON)		20,200	510,048

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $17) (Private) (Brazil)(F)(RES)(NON)		13	11

New Middle East Other Assets GmbH (acquired 8/2/13, cost $7) (Private) (Brazil)(F)(RES)(NON)		5	4

			9,432,474
Internet software and services (4.6%)

Alphabet, Inc. Class C(NON)		27,962	20,774,368

Facebook, Inc. Class A(NON)		46,200	5,184,102

GrubHub, Inc.(NON)(S)		130,400	2,458,040

Yahoo!, Inc.(NON)		230,800	6,810,908

			35,227,418
IT Services (2.7%)

Computer Sciences Corp.		105,500	3,383,385

CSRA, Inc.		127,600	3,417,128

Visa, Inc. Class A		122,200	9,102,678

Worldpay Group PLC (United Kingdom)(NON)		1,045,999	4,683,715

			20,586,906
Leisure products (0.6%)

Brunswick Corp.		105,600	4,208,160

			4,208,160
Media (4.2%)

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)		482,487	4,568,794

Charter Communications, Inc. Class A(NON)(S)		25,300	4,335,408

DISH Network Corp. Class A(NON)		75,400	3,639,558

Global Mediacom Tbk PT (Indonesia)		29,287,200	1,707,811

Liberty Global PLC Ser. A (United Kingdom)(NON)		112,500	3,871,125

Live Nation Entertainment, Inc.(NON)		142,700	3,239,290

Mediaset SpA (Italy)		1,178,530	3,962,823

Numericable-SFR (France)		164,603	6,540,401

			31,865,210
Multi-utilities (0.9%)

Veolia Environnement SA (France)		297,260	7,167,095

			7,167,095
Oil, gas, and consumable fuels (3.0%)

Anadarko Petroleum Corp.		104,800	4,096,632

Cabot Oil & Gas Corp.		298,200	6,187,650

Exxon Mobil Corp.		109,400	8,516,790

Genel Energy PLC (United Kingdom)(NON)		465,968	702,808

MPLX LP		96,138	2,958,166

			22,462,046
Personal products (1.1%)

Coty, Inc. Class A		332,700	8,187,747

			8,187,747
Pharmaceuticals (7.2%)

Astellas Pharma, Inc. (Japan)		569,800	7,899,898

AstraZeneca PLC (United Kingdom)		141,234	9,035,223

Bristol-Myers Squibb Co.		84,000	5,221,440

Impax Laboratories, Inc.(NON)		119,400	4,473,918

Jazz Pharmaceuticals PLC(NON)		32,100	4,132,554

Novartis AG (Switzerland)		180,640	14,011,644

Perrigo Co. PLC		26,600	3,845,828

Shionogi & Co., Ltd. (Japan)		142,400	6,201,897

			54,822,402
Real estate investment trusts (REITs) (1.3%)

Big Yellow Group PLC (United Kingdom)		289,831	3,180,582

Hibernia REIT PLC (Ireland)		4,655,838	6,504,565

			9,685,147
Real estate management and development (2.2%)

Howard Hughes Corp. (The)(NON)		33,900	3,221,517

Kennedy-Wilson Holdings, Inc.		196,935	3,993,842

RE/MAX Holdings, Inc. Class A		175,357	6,105,931

Sumitomo Realty & Development Co., Ltd. (Japan)		121,000	3,392,146

			16,713,436
Road and rail (0.7%)

Union Pacific Corp.		78,200	5,630,400

			5,630,400
Semiconductors and semiconductor equipment (0.9%)

Micron Technology, Inc.(NON)		268,400	2,960,452

SK Hynix, Inc. (South Korea)		183,242	4,237,777

			7,198,229
Software (1.5%)

Nintendo Co., Ltd. (Japan)		35,300	4,971,801

RIB Software AG (Germany)(S)		310,154	3,275,018

TiVo, Inc.(NON)		431,800	3,445,764

			11,692,583
Specialty retail (3.0%)

Advance Auto Parts, Inc.		47,900	7,283,195

Home Depot, Inc. (The)		45,100	5,671,776

Lowe's Cos., Inc.		83,400	5,976,444

Tile Shop Holdings, Inc.(NON)(S)		256,755	3,879,568

			22,810,983
Textiles, apparel, and luxury goods (0.8%)

Luxottica Group SpA (Italy)		92,874	5,748,685

			5,748,685
Thrifts and mortgage finance (0.3%)

Radian Group, Inc.		196,500	1,976,790

			1,976,790
Tobacco (3.3%)

Imperial Tobacco Group PLC (United Kingdom)		205,568	11,137,675

Japan Tobacco, Inc. (Japan)		354,200	13,839,443

			24,977,118
Transportation infrastructure (0.8%)

Aena SA (Spain)(NON)		52,486	5,853,827

			5,853,827
Wireless telecommunication services (3.5%)

Bharti Infratel, Ltd. (India)		1,165,121	6,253,226

KDDI Corp. (Japan)		219,300	5,544,404

SBA Communications Corp. Class A(NON)		62,000	6,155,360

Vodafone Group PLC ADR (United Kingdom)		268,181	8,635,428

			26,588,418

Total common stocks (cost $779,060,332)			$750,209,811

CONVERTIBLE PREFERRED STOCKS (0.6%)(a)
		Shares	Value

Uber Technologies, Inc. Ser. E, 8.00% cv. pfd. (acquired 2/18/15, cost $3,653,997) (Private)(F)(RES)(NON)		108,051	$4,742,877

Total convertible preferred stocks (cost $3,653,997)			$4,742,877

SHORT-TERM INVESTMENTS (3.1%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.53%(d)	Shares	21,112,802	$21,112,802

Putnam Short Term Investment Fund 0.39%(AFF)	Shares	30,799	30,799

SSgA Prime Money Market Fund Class N 0.31%(P)	Shares	630,000	630,000

U.S. Treasury Bills 0.14%, February 18, 2016(SEGSF)		$645,000	644,936

U.S. Treasury Bills 0.15%, February 11, 2016(SEGSF)		840,000	839,951

Total short-term investments (cost $23,258,512)			$23,258,488

TOTAL INVESTMENTS

Total investments (cost $805,972,841)(b)			$778,211,176

FORWARD CURRENCY CONTRACTS at 1/31/16 (aggregate face value $117,559,567) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/20/16	$362,241	$367,227	$(4,986)
	Euro	Sell	3/16/16	5,438,804	5,342,636	(96,168)
Barclays Bank PLC
	Canadian Dollar	Sell	4/20/16	42,404	42,727	323
	Euro	Sell	3/16/16	4,661,336	4,580,291	(81,045)
	Hong Kong Dollar	Buy	2/17/16	3,743,723	3,759,527	(15,804)
	Japanese Yen	Sell	2/17/16	768,176	766,120	(2,056)
	Singapore Dollar	Sell	2/17/16	109,269	111,149	1,880
	Swiss Franc	Buy	3/16/16	2,261,372	2,225,604	35,768
Citibank, N.A.
	Australian Dollar	Buy	4/20/16	4,406,614	4,466,544	(59,930)
	Canadian Dollar	Buy	4/20/16	2,666,024	2,686,685	(20,661)
	Danish Krone	Buy	3/16/16	5,597,574	5,504,874	92,700
	Euro	Sell	3/16/16	2,445,841	2,152,734	(293,107)
	Japanese Yen	Buy	2/17/16	52,784	53,965	(1,181)
	Japanese Yen	Sell	2/17/16	52,784	52,035	(749)
Credit Suisse International
	Australian Dollar	Buy	4/20/16	3,576,007	3,624,006	(47,999)
	British Pound	Sell	3/16/16	4,241,811	4,489,548	247,737
	Canadian Dollar	Buy	4/20/16	2,296,453	2,315,199	(18,746)
	Canadian Dollar	Sell	4/20/16	2,318,226	2,272,072	(46,154)
	Euro	Buy	3/16/16	171,999	168,982	3,017
	Japanese Yen	Buy	2/17/16	179,153	178,414	739
	Swiss Franc	Sell	3/16/16	2,277,703	2,372,130	94,427
Deutsche Bank AG
	British Pound	Sell	3/16/16	7,141,552	7,486,562	345,010
	Canadian Dollar	Buy	4/20/16	584,803	589,349	(4,546)
	Euro	Sell	3/16/16	130,247	128,212	(2,035)
Goldman Sachs International
	British Pound	Sell	3/16/16	2,420,370	2,549,457	129,087
	Euro	Sell	3/16/16	37,740	38,401	661
	Japanese Yen	Sell	2/17/16	2,277,778	2,318,104	40,326
HSBC Bank USA, National Association
	British Pound	Sell	3/16/16	1,954,536	2,068,823	114,287
	Canadian Dollar	Buy	4/20/16	1,925,597	1,940,450	(14,853)
	Euro	Sell	3/16/16	2,631,938	2,585,789	(46,149)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/20/16	71,856	72,860	(1,004)
	Canadian Dollar	Buy	4/20/16	516,629	523,344	(6,715)
	Euro	Sell	3/16/16	6,279,931	6,225,345	(54,586)
	Norwegian Krone	Buy	3/16/16	1,982,320	1,988,673	(6,353)
	Singapore Dollar	Sell	2/17/16	85,548	86,746	1,198
	South Korean Won	Sell	2/17/16	3,420,546	3,683,159	262,613
	Swedish Krona	Sell	3/16/16	3,214,482	3,178,735	(35,747)
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/20/16	304,911	309,015	(4,104)
	British Pound	Sell	3/16/16	2,684,851	2,841,242	156,391
	Canadian Dollar	Buy	4/20/16	4,208,343	4,240,103	(31,760)
	Euro	Sell	3/16/16	3,694,842	3,580,115	(114,727)
	Israeli Shekel	Buy	4/20/16	2,233,713	2,254,472	(20,759)
	Swedish Krona	Buy	3/16/16	248,358	245,583	2,775
	Swiss Franc	Sell	3/16/16	7,335	7,332	(3)
UBS AG
	Australian Dollar	Buy	4/20/16	2,729,462	2,769,921	(40,459)
	British Pound	Sell	3/16/16	2,919,405	3,093,953	174,548
	Euro	Sell	3/16/16	5,886,588	5,782,286	(104,302)
	Swiss Franc	Buy	3/16/16	1,593,444	1,594,986	(1,542)
WestPac Banking Corp.
	British Pound	Sell	3/16/16	5,856,911	6,197,127	340,216
	Canadian Dollar	Buy	4/20/16	1,622,273	1,634,633	(12,360)
	Japanese Yen	Buy	2/17/16	13,184	12,321	863

Total						$853,976

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2015 through January 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $760,663,527.
(b)	The aggregate identified cost on a tax basis is $806,677,107, resulting in gross unrealized appreciation and depreciation of $84,707,983 and $113,173,914, respectively, or net unrealized depreciation of $28,465,931.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $9,267,857, or 1.2% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$6,332,840	$36,153,740	$42,455,781	$4,954	$30,799
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $21,112,802, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $20,928,541.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $465,069 to cover certain derivative contracts and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	56.6%
	United Kingdom	11.2
	Japan	9.3
	Ireland	4.6
	Switzerland	3.3
	France	2.8
	Italy	2.5
	Spain	2.4
	Sweden	1.5
	Netherlands	1.3
	Germany	1.3
	India	0.8
	Hong Kong	0.8
	Belgium	0.6
	South Korea	0.6
	Other	0.4

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund's policy regarding investments in securities of foreign issuers, as discussed further in the fund's prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $116,939 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $457,203 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $475,953 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$72,860,679	$65,642,069	$510,074
Consumer staples	44,271,298	50,054,827	—
Energy	25,844,253	2,949,138	—
Financials	60,319,775	54,030,041	4,014,906
Health care	56,571,877	37,148,662	—
Industrials	37,686,046	28,953,508	—
Information technology	57,536,825	17,168,311	—
Materials	24,741,177	9,041,303	—
Telecommunication services	18,666,302	31,921,683	—
Utilities	43,109,962	7,167,095	—
Total common stocks	441,608,194	304,076,637	4,524,980
Convertible preferred stocks	—	—	4,742,877
Short-term investments	660,799	22,597,689	—

Totals by level	$442,268,993	$326,674,326	$9,267,857

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$853,976	$—

Totals by level	$—	$853,976	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in Note 1) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of October 31, 2015	Accrued discounts/premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation)#	Cost of purchases	Proceeds from sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of January 31, 2016

Common stocks*:
Consumer discretionary	$517,772	$—	$—	$(7,698)	$—	$—	$—	$—	$510,074
Financials	3,212,549	—	—	802,357	—	—	—	—	4,014,906
Total common stocks	$3,730,321	$—	$—	$794,659	$—	$—	$—	$—	$4,524,980
Convertible preferred stocks	$3,854,689	—	—	888,188	—	—	—	—	$4,742,877

Totals	$7,585,010	$—	$—	$1,682,847	$—	$—	$—	$—	$9,267,857

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes $1,682,847 related to Level 3 securities still held at period end.

The table below represents quantitative information on internally priced Level 3 securities that were valued using unobservable inputs:
Description	Fair Value	Valuation Techniques	Unobservable Input	Range of unobservable inputs (Weighted Average)	Impact to Valuation from an Increase in Input (1)

Private equity	$4,014,906	Market transaction price	Liquidity discount	15%	Decrease
Private equity	$4,742,877	Market transaction price	Liquidity discount	10%	Decrease
Private equity	$510,074	Comparable multiples	EV/sales multiple	0.8x-2.5x (1.7x)	Increase
			Liquidity discount	25%	Decrease
(1) Expected directional change in fair value that would result from an increase in the unobservable input.

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$2,044,566	$1,190,590

Total	$2,044,566	$1,190,590

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$169,400,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$—	$37,971	$92,700	$345,920	$345,010	$170,074	$114,287	$263,811	$159,166	$174,548	$341,079	$2,044,566

	Total Assets	$—	$37,971	$92,700	$345,920	$345,010	$170,074	$114,287	$263,811	$159,166	$174,548	$341,079	$2,044,566

	Liabilities:
	Forward currency contracts#	101,154	98,905	375,628	112,899	6,581	—	61,002	104,405	171,353	146,303	12,360	1,190,590

	Total Liabilities	$101,154	$98,905	$375,628	$112,899	$6,581	$—	$61,002	$104,405	$171,353	$146,303	$12,360	$1,190,590

	Total Financial and Derivative Net Assets	$(101,154)	$(60,934)	$(282,928)	$233,021	$338,429	$170,074	$53,285	$159,406	$(12,187)	$28,245	$328,719	$853,976
	Total collateral received (pledged)##†	$(50,995)	$—	$(282,928)	$170,000	$338,429	$116,939	$—	$110,000	$(12,187)	$—	$—
	Net amount	$(50,159)	$(60,934)	$—	$63,021	$—	$53,135	$53,285	$49,406	$—	$28,245	$328,719

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Equity Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 25, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 25, 2016